Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price State Tax-Free Funds, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 01, 2020
T. Rowe Price New Jersey Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. ROWE PRICE New Jersey Tax-Free Bond Fund Investor Class I Class SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and New Jersey state income taxes by investing primarily in investment-grade New Jersey municipal bonds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class or I Class, which are not reflected in the table.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.90%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the table above; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will invest so that, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) are invested in bonds that pay interest exempt from federal and New Jersey state income taxes, and at least 80% of the fund’s income is expected to be exempt from federal and New Jersey state income taxes. While the fund may buy securities of any maturity, the fund generally seeks longer-term securities. Most investments are in investment-grade securities, which are securities rated in one of the four highest credit rating categories by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. However, the fund may invest up to 10% of its total assets in noninvestment-grade securities, known as “junk” bonds, including those with the lowest credit rating. In addition, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary from the state’s general obligation securities. From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, and utilities, as well as private activity bonds (including industrial revenue bonds), which are municipal bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing municipality. The fund may at times invest more than 25% of its net assets overall in industrial revenue bonds, but investments in industrial revenue bonds related to the same industry may not exceed 25% of the fund’s net assets.

Due to seasonal variations in the supply of suitable New Jersey municipal securities, the fund may invest in other municipal securities whose interest is exempt from federal but not New Jersey income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or overall credit quality, or to shift assets into and out of higher- or lower-yielding securities or certain sectors.

		The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:

State-specific focus Because the fund focuses its investments on securities issued by New Jersey and its municipalities, it is more susceptible to unfavorable developments in New Jersey than funds that invest in municipal securities of many states. The fund’s performance will depend heavily on the financial strength and economic conditions of the State of New Jersey, its localities, and its agencies, and any adverse tax, legislative, or political developments may have far-reaching impacts on the overall New Jersey municipal securities market. A bond default or credit rating downgrade, or even negative perceptions of the ability to make timely bond payments, involving even a small number of New Jersey municipal securities issuers could affect the market values and marketability of all New Jersey municipal securities.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Municipal securities The fund may be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the global, national, and/or local economies. Income from municipal securities held by the fund could become taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a state municipality. Other changes in tax laws, including changes to individual or corporate tax rates, could alter the attractiveness and overall demand for municipal bonds.

Certain sectors of the municipal bond market have special risks and could be affected by certain developments more significantly than the market as a whole. For example: health care can be negatively impacted by rising expenses and dependency on third party reimbursements; transportation can be negatively impacted by declining revenues or unexpectedly high construction or fuel costs; utilities are subject to governmental rate regulation; and private activity bonds (including industrial development bonds) rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support. Investing significantly in municipal obligations backed by revenues of similar types of industries or projects may make the fund more susceptible to developments affecting those industries and projects.

Nondiversification As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.

Credit quality An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative. Economic downturns often result in reduced levels of taxes collected and revenues earned by municipalities and insufficient funding to meet pension or health care obligations, which could lessen the overall financial strength of a municipality and increase the credit risk of the securities it issues. The fund’s credit risk is increased to the extent it invests in securities that are not backed by the taxing power of the municipal issuer.

Interest rates The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk.

Callable bonds While a rise in interest rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be “called,” or redeemed before maturity, and that the proceeds may need to be reinvested in lower-yielding securities.

Liquidity The fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. The secondary market for certain municipal bonds tends to be less developed and less liquid than many other bond markets. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Alternative minimum tax Although the fund seeks to distribute tax-exempt income, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

		Cybersecurity breaches The fund could be harmed by intentional cyber-attacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

		The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses. The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	NEW JERSEY TAX-FREE BOND FUND Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/11	3.98%	Worst Quarter	12/31/10	-4.48%
		The fund’s return for the three months ended 3/31/20 was -1.72%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

		In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price New Jersey Tax-Free Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[1]
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.56%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.56%	[2]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
1 year	rr_ExpenseExampleYear01	$ 57
3 years	rr_ExpenseExampleYear03	179
5 years	rr_ExpenseExampleYear05	313
10 years	rr_ExpenseExampleYear10	$ 701
2010	rr_AnnualReturn2010	1.95%
2011	rr_AnnualReturn2011	9.96%
2012	rr_AnnualReturn2012	8.04%
2013	rr_AnnualReturn2013	(3.15%)
2014	rr_AnnualReturn2014	10.19%
2015	rr_AnnualReturn2015	3.18%
2016	rr_AnnualReturn2016	0.56%
2017	rr_AnnualReturn2017	5.29%
2018	rr_AnnualReturn2018	1.30%
2019	rr_AnnualReturn2019	6.63%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.72%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.48%)
1 Year	rr_AverageAnnualReturnYear01	6.63%
5 Years	rr_AverageAnnualReturnYear05	3.37%
10 Years	rr_AverageAnnualReturnYear10	4.31%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 1991
T. Rowe Price New Jersey Tax-Free Bond Fund | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.06%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.45%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.44%	[3]
1 year	rr_ExpenseExampleYear01	$ 45
3 years	rr_ExpenseExampleYear03	143
5 years	rr_ExpenseExampleYear05	251
10 years	rr_ExpenseExampleYear10	$ 566
1 Year	rr_AverageAnnualReturnYear01	6.85%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2017
T. Rowe Price New Jersey Tax-Free Bond Fund | Returns after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.63%
5 Years	rr_AverageAnnualReturnYear05	3.37%
10 Years	rr_AverageAnnualReturnYear10	4.31%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 1991
T. Rowe Price New Jersey Tax-Free Bond Fund | Returns after taxes on distributions and sale of fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.14%
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	4.16%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 1991
T. Rowe Price New Jersey Tax-Free Bond Fund | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.54%
5 Years	rr_AverageAnnualReturnYear05	3.53%
10 Years	rr_AverageAnnualReturnYear10	4.34%
Since inception	rr_AverageAnnualReturnSinceInception	4.30%	[4]
Inception date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2017
T. Rowe Price New Jersey Tax-Free Bond Fund | Lipper New Jersey Municipal Debt Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.39%
5 Years	rr_AverageAnnualReturnYear05	3.35%
10 Years	rr_AverageAnnualReturnYear10	4.09%
Since inception	rr_AverageAnnualReturnSinceInception	4.41%	[5]
Inception date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2017

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	Restated to reflect current fees.
[3]	T. Rowe Price Associates, Inc., has contractually agreed (through June 30, 2021) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after June 30, 2021, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; or (2) the current expense limitation on I Class Operating Expenses.
[4]	Return since 7/6/17.
[5]	Return since 6/30/17.